SITE CLOSURE PROVISIONS - Changes in site closure provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in site closure provisions
Beginning balance	$ 9,761	$ 7,424
Acquisition of Contact Gold Corp. (note 12)	49,709	156
Required remeasurement under IAS 37	46,462
Changes in cost estimates	(2,150)	1,677
Accretion during the year (note 7)	3,066	504
Ending balance	106,848	9,761
Musselwhite
Changes in site closure provisions
Beginning balance		0
Acquisition of Contact Gold Corp. (note 12)	49,709
Required remeasurement under IAS 37	46,462
Changes in cost estimates	(3,197)
Accretion during the year (note 7)	2,416
Ending balance	$ 95,390
Long term risk free interest rate	3.60%
Camino Rojo
Changes in site closure provisions
Beginning balance	$ 6,553	4,826
Changes in cost estimates	573	1,244
Accretion during the year (note 7)	534	483
Ending balance	7,660	6,553
Nevada projects
Changes in site closure provisions
Beginning balance	2,708	2,098
Acquisition of Contact Gold Corp. (note 12)		156
Changes in cost estimates	474	433
Accretion during the year (note 7)	116	21
Ending balance	3,298	2,708
Cerro Quema Project
Changes in site closure provisions
Beginning balance	500	500
Ending balance	$ 500	$ 500